COVER	3 Months Ended
Mar. 31, 2022
Entity Information [Line Items]
Document Type	POS AM
Entity Registrant Name	NERDY INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819404
Amendment Flag	true
Amendment Description	On October 15, 2021, we filed a registration statement on Form S-1 (File No. 333-260266) (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement registered for resale up to (i) 11,549,890 shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”) issued to legacy Nerdy LLC holders in connection with the Reverse Recapitalization, (ii) 7,883,250 shares of Class A common stock issued to TPG Pace Tech Opportunities Sponsor, Series LLC which were issued upon the conversion of the Founder Shares, (iii) 4,000,000 Earnout Shares issued to certain affiliates of TPG Pace, (iv) resale of 642,089 Earnout Shares issued to legacy Nerdy LLC holders, (v) 15,000,000 shares of Class A common stock issued in the PIPE Investment (as defined below) by certain of the selling securityholders, (vi) 16,116,750 shares of Class A common stock issued in connection with the Forward Purchase Agreements and (vii) 473,315 shares of Class A common stock reserved for issuance upon the exercise of the Stock Appreciation Rights held by former employees and consultants. The Registration Statement also relates to (a) the resale of 3,000,000 warrants to purchase shares of Class A common stock issued to certain shareholders of TPG Pace (as defined below), (b) 4,888,889 warrants to purchase Class A common stock issued to TPG Pace Tech Opportunities, Series LLC (c) the resale of 392,580 warrants to purchase shares of Class A common stock issued in exchange for warrants of Nerdy (as defined below), (d) the issuance by us of up to 8,281,469 shares of Class A common stock upon the exercise of outstanding warrants to purchase shares of Class A common stock, (e) the issuance by us of up to 2,051,864 shares of Class A common stock underlying the 2,051,864 shares of Class B common stock to be issued upon exercise of the outstanding warrants to purchase Class B common stock and (e) the issuance by us of up to 76,732,173 shares of Class A common stock upon the exercise of the OpCo Redemption Right (as defined herein) by the holders of OpCo Units. The Registration Statement was declared effective by the SEC on October 22, 2021. This post-effective amendment is being filed to include information from our Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on February 28, 2022 (the “Annual Report”) and our Proxy Statement for the 2022 Annual Meeting of Stockholders that was filed on April 5, 2022 (the “Proxy Statement”). No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.